Employee Benefit Plans and Postretirement Benefits (Details 8)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Assumptions used to determine funded status at December 31:
Weighted-average discount rates	3.78%	4.64%
Rate of increase in future compensation	3.13%	3.32%
Assumptions used to determine expense for the years ended December 31:
Weighted-average discount rates	4.64%	5.17%	5.51%
Rate of increase in future compensation	3.32%	3.39%	3.42%
Weighted-average, long-term rates of return on plan assets	6.94%	7.13%	7.34%
Other Postretirement Benefits [Member]
Assumptions used to determine funded status at December 31:
Weighted-average discount rates	3.80%	4.57%
Rate of increase in future compensation	3.50%	3.50%
Assumptions used to determine expense for the years ended December 31:
Weighted-average discount rates	4.57%	5.18%	5.26%
Rate of increase in future compensation	3.50%	3.50%	3.50%
Weighted-average, long-term rates of return on plan assets	7.25%	7.50%	7.75%